Flight equipment held for operating leases, net	12 Months Ended
Dec. 31, 2019
Property Subject to or Available for Operating Lease, Net [Abstract]
Flight equipment held for operating leases, net	Flight equipment held for operating leases, net
Movements in flight equipment held for operating leases during the years ended December 31, 2019 and 2018 were as follows:

	Year Ended December 31,
	2019	2018
Net book value at beginning of period	$35,052,335	$32,396,827
Additions	4,621,821	5,877,691
Depreciation	(1,650,450)	(1,649,710)
Disposals and transfers to held for sale	(1,940,133)	(1,417,825)
Transfers to net investment in finance and sales-type leases/inventory	(143,409)	(115,330)
Impairment (Note 23)	(69,383)	(39,318)
Net book value at end of period	$35,870,781	$35,052,335

Accumulated depreciation as of December 31, 2019 and 2018, respectively	$(7,526,636)	$(6,850,869)